Transition Period Comparative Data (Details) - USD ($)	3 Months Ended				9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Expenses
Research and development	$ 652,576	$ 709,314	$ 321,720	$ 228,125		$ 244,635	$ 1,758,701	$ 1,222,194	$ 470,987
General and administrative	1,263,243	968,734	761,323	625,917		339,214	2,935,299	2,647,800	920,031
Total expense	1,915,819	1,678,048	1,083,043	854,042		583,849	4,694,000	3,869,994	1,391,018
Other income (expenses)
Grant income		20,500		29,999		137,500	254,834	264,333	167,499
Interest income	90	186	496	175			1,339	1,328	175
Change in fair value of warrant derivative liability	(157,216)	(860,275)	14,015	1,571			(968,840)	(106,994)	1,571
Total other income (expenses)	(157,126)	(839,589)	14,511	31,745		137,500	(712,167)	159,167	169,245
Net loss for the period	$ (2,072,945)	$ (2,517,637)	$ (1,068,532)	$ (822,297)	$ (2,888,530)	$ (446,349)	$ (5,406,167)	$ (3,710,827)	$ (1,221,773)
Loss per share - basic and diluted (in dollars per share)	$ (0.13)	$ (0.17)	$ (0.09)	$ (0.11)		$ (0.08)	$ (0.40)	$ (0.32)	$ (0.20)
Weighted average number of shares outstanding - basic and diluted (in shares)	15,701,709	15,111,088	12,392,115	7,823,683		5,493,200	13,349,482	11,702,313	6,240,780
Cash flow Data:
Net cash used in operating activities	$ (1,067,119)	$ (1,100,342)	$ (796,245)	$ (576,492)		$ (433,065)	$ (3,312,969)	$ (2,789,118)	$ (980,044)
Net cash used in investing activities	(34,017)	(47,215)	(118,830)	(23,378)		(99,197)	(203,667)	(179,830)	(111,727)
Net cash provided by financing activities		2,572,896		4,241,627		1,220,001	3,342,584	5,011,314	4,931,627
Net increase in cash for the period	$ (1,101,136)	$ 1,425,339	$ (915,075)	$ 3,641,757		$ 687,739	$ (174,052)	$ 2,042,366	$ 3,839,856